Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 39	$ 42
Charges	35	43
Write-offs	(34)	(45)
Disposals of businesses	(8)
Translation and other, net	(2)	(1)
Balance at end of year	$ 30	$ 39